Performance Management - Goose Hollow Multi-Strategy Income ETF	Jul. 24, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling (866) 898-6447 and is also available at https://ghms.gham.co.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]

Bar Chart Closing [Text Block]	Best quarter: 9/30/2024 4.78% Worst quarter: 12/31/2024 -2.86%
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	4.78%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(2.86%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Since Inception (since 11/14/23)
Return Before Taxes	2.43%	5.34%
Return After Taxes on Distributions	0.62%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares	1.44%	3.35%
Bloomberg U.S. Aggregate Bond Index(1)	1.25%	6.78%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Performance Availability Website Address [Text]	https://ghms.gham.co
Performance Availability Phone [Text]	(866) 898-6447